Inventories	12 Months Ended
Dec. 31, 2021
Inventories.
Inventories

11.   Inventories

Inventories comprise the following at December 31:

	2021	2020
	US$'000	US$'000
Finished goods	118,080	100,711
Raw materials in progress and industrial supplies	110,965	99,259
Other inventories	42,815	46,274
Advances to suppliers	17,937	305
Total	289,797	246,549

During 2021 the Company recognised an expense of $1,095 thousand (2020: $1,939 thousand) in respect of write-downs of inventory to net realisable value. The Company records expense for the write-down of inventories to Raw Materials and energy consumption for production in the consolidated income statement, see Note 4.8.

At December 31, 2021, inventories in the Company’s subsidiaries in the United States, Canada, Norway and Spain ($180,575 thousand) were pledged forming part of the collateral for debt instruments, see Note 18.